FAIR VALUE DISCLOSURES - Fair Value Measurement Reconciliation for All Levels (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total gains (losses), realized and unrealized, included in:
Transfers into level 3		$ 213	$ 27
Transfers out of level 3		(200)	(785)
Corporate | Level 3
Total gains (losses), realized and unrealized, included in:
Beginning Balance		1,504	1,702	$ 1,257
Investment gains (losses), reported in net investment income		5	5	4
Net derivative gains (losses)		(5)	(16)	(16)
Total realized and unrealized gains (losses)		0	(11)	(12)
Other comprehensive income (loss)		(159)	34	(17)
Purchases		1,107	938	514
Sales		(378)	(473)	226
Activity related to consolidated VIEs/VOEs		0	0	0
Transfers into level 3		168	27	189
Transfers out of level 3		(121)	(713)	3
Ending Balance	$ 1,504	2,121	1,504	1,702
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period		0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period		(156)	28	(18)
States and political subdivisions | Level 3
Total gains (losses), realized and unrealized, included in:
Beginning Balance		35	39	39
Investment gains (losses), reported in net investment income		0	0	0
Net derivative gains (losses)		0	0	0
Total realized and unrealized gains (losses)		0	0	0
Other comprehensive income (loss)		(5)	(2)	2
Purchases		0	0	0
Sales		(2)	(2)	2
Activity related to consolidated VIEs/VOEs		0	0	0
Transfers into level 3		0	0	0
Transfers out of level 3		0	0	0
Ending Balance	35	28	35	39
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period		0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period		(5)	(2)	2
Asset-backed | Level 3
Total gains (losses), realized and unrealized, included in:
Beginning Balance		8	20	100
Investment gains (losses), reported in net investment income		0	0	0
Net derivative gains (losses)		0	0	0
Total realized and unrealized gains (losses)		0	0	0
Other comprehensive income (loss)		0	0	0
Purchases		0	6	20
Sales		(2)	(18)	0
Activity related to consolidated VIEs/VOEs		0	0	0
Transfers into level 3		0	0	0
Transfers out of level 3		(6)	0	100
Ending Balance	8	0	8	20
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period		0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period		0	0	0
CMBS | Level 3
Total gains (losses), realized and unrealized, included in:
Beginning Balance		20	0	0
Investment gains (losses), reported in net investment income		0	0	0
Net derivative gains (losses)		0	0	0
Total realized and unrealized gains (losses)		0	0	0
Other comprehensive income (loss)		(2)	0	0
Purchases		14	20	0
Sales		0	0	0
Activity related to consolidated VIEs/VOEs		0	0	0
Transfers into level 3		0	0	0
Transfers out of level 3		0	0	0
Ending Balance	20	32	20	0
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period		0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period		(2)	0	0
RMBS | Level 3
Total gains (losses), realized and unrealized, included in:
Beginning Balance		0	0	0
Investment gains (losses), reported in net investment income		0	0	0
Net derivative gains (losses)		0	0	0
Total realized and unrealized gains (losses)		0	0	0
Other comprehensive income (loss)		0	0	0
Purchases		34	0	0
Sales		0	0	0
Activity related to consolidated VIEs/VOEs		0	0	0
Transfers into level 3		0	0	0
Transfers out of level 3		0	0	0
Ending Balance	0	34	0	0
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period		0	0	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period		0	0	0
Trading Securities, at Fair Value | Level 3
Total gains (losses), realized and unrealized, included in:
Beginning Balance		65	39	36
Investment gains (losses), reported in net investment income		0	0	0
Net derivative gains (losses)		(10)	26	3
Total realized and unrealized gains (losses)		(10)	26	3
Other comprehensive income (loss)		0	0	0
Purchases		0	0	0
Sales		0	0	0
Activity related to consolidated VIEs/VOEs		0	0	0
Transfers into level 3		0	0	0
Transfers out of level 3		0	0	0
Ending Balance	65	55	65	39
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period		(10)	26	3
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period		0	0	0
Fixed maturities, at FVO | Level 3
Total gains (losses), realized and unrealized, included in:
Beginning Balance		201	80	0
Investment gains (losses), reported in net investment income		(11)	5	0
Net derivative gains (losses)		0	0	0
Total realized and unrealized gains (losses)		(11)	5	0
Other comprehensive income (loss)		0	0	0
Purchases		98	211	81
Sales		(36)	(23)	1
Activity related to consolidated VIEs/VOEs		0	0	0
Transfers into level 3		45	0	0
Transfers out of level 3		(73)	(72)	0
Ending Balance	201	224	201	80
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period		(2)	5	0
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period		0	0	0
Other equity investments | Level 3
Total gains (losses), realized and unrealized, included in:
Beginning Balance		16	84	113
Investment gains (losses), reported in net investment income		(1)	21	(8)
Net derivative gains (losses)		0	0	0
Total realized and unrealized gains (losses)		(1)	21	(8)
Other comprehensive income (loss)		0	0	0
Purchases		8	8	9
Sales		0	(92)	(26)
Settlements		0		0
Change in estimate				0
Other		0	0
Activity related to consolidated VIEs/VOEs		(3)	(4)	(4)
Transfers into level 3		0	0	0
Transfers out of level 3		(3)	(1)	0
Ending Balance	16	17	16	84
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period		(1)	2	(8)
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period			0	0
Separate Accounts Assets | Level 3
Total gains (losses), realized and unrealized, included in:
Beginning Balance		1	1	0
Investment gains (losses), reported in net investment income		0	0	0
Net derivative gains (losses)		0	0	0
Total realized and unrealized gains (losses)		0	0	0
Other comprehensive income (loss)		0	0	0
Purchases		0	1	1
Sales		0	0	0
Settlements		0		0
Change in estimate				0
Other		0	0
Activity related to consolidated VIEs/VOEs		0	0	0
Transfers into level 3		0	0	0
Transfers out of level 3		0	(1)	0
Ending Balance	1	1	1	1
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period		0	0	1
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period			0	0
Contingent Payment Arrangement | Level 3
Total gains (losses), realized and unrealized, included in:
Beginning Balance		(38)	(28)	(23)
Investment gains (losses), reported in net investment income		0	0	0
Net derivative gains (losses)		0	0	0
Total realized and unrealized gains (losses)		0	0	0
Other comprehensive income (loss)		0	0	0
Purchases		(231)	(7)	(4)
Sales		0	0	0
Settlements		0		1
Change in estimate				1
Other		22	0
Activity related to consolidated VIEs/VOEs		0	(3)	(3)
Transfers into level 3		0	0	0
Transfers out of level 3	0	0		0
Ending Balance	$ (38)	(247)	(38)	(28)
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period		$ 0	0	(7)
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period			$ 0	$ 0